Share-based Payments	12 Months Ended
Dec. 31, 2018
Share-based Payments [Abstract]
Share-based payments

29	Share-based payments

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of Reebonz Limited’s business, Reebonz Limited adopted an Employee Share Option Scheme in 2010 (the “ESOS”). Under the ESOS, Reebonz Limited may grant options to its employees, directors and consultants to purchase ordinary shares of Reebonz Limited, subject to different vesting schedules as shown below:

1)	Vest 1/3 each on the first, second and third anniversaries of the stated vesting commencement date; and

2)	Vest 1/4 on the first, second third and fourth anniversaries of the stated vesting commencement date.

The vesting of granted options is conditional on the grantee holding employment with Reebonz Limited. Once the options are vested, they are exercisable, in whole or in part, for a period of five years from its vesting date.

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years:

	31/12/2017		31/12/2018
	Number	WAEP	Number	WAEP

Outstanding at 1 January	4,374,250	2.19	4,217,000	2.26
- Granted	–	–	559,875	1.99
- Forfeited	(139,750)	3.19	(132,500)	2.97
- Expired	(17,500)	0.74	(56,875)	0.91
Outstanding at 31 December	4,217,000	2.26	4,587,500	2.20

Exercisable at 31 December	3,314,333	2.03	3,835,208	2.13

The range of exercise prices for options outstanding as at 31 December 2018 was US$0.73 to US$3.64 (31/12/2017: US$0.74 to US$3.70; 31/12/2016: US$0.71 to US$3.54).

Grant date/employees entitled	Number of instruments in thousands Key management personnel	Number of instruments in thousands Employees	Vesting conditions	Contractual life of options

On 10 August 2012	150,000	150,000	3 years	5 years
	60,000	230,000	4 years	5 years
	–	37,500	4 years	5 years
	75,000	75,000	3 years	5 years
	30,000	207,187	4 years	5 years
On 7 March 2013	96,000	96,000	3 years	5 years
	40,000	402,188	4 years	5 years
On 23 February 2014	240,000	240,000	3 years	5 years
	425,000	1,153,750	4 years	5 years
On 5 September 2014	25,000	120,000	4 years	5 years
On 12 November 2014	30,000	30,000	3 years	5 years
	35,000	157,500	4 years	5 years
On 12 February 2015	72,000	72,000	3 years	5 years
	59,500	340,000	4 years	5 years
On 16 October 2015	70,000	70,000	3 years	5 years
	200,000	529,500	4 years	5 years
On 15 April 2016	20,000	20,000	3 years	5 years
	20,000	142,000	4 years	5 years
On 23 February 2018	60,000	60,000	3 years	5 years
	139,000	319,000	4 years	5 years
On 31 July 2018	18,000	18,000	3 years	5 years
	36,000	117,875	4 years	5 years
Total share options	1,900,500	4,587,500

The fair value of services received in return for share options granted is measured by reference to the fair value of share options granted. The estimate of the fair values of the share options granted are measured based on the Black Scholes model, taking into account the terms and conditions upon which the options were granted. Reebonz Limited determined the fair values of the share options granted with the assistance of an external appraiser. The following table lists the inputs to the model used for the options granted during the years ended 31 December 2018 and 2017 respectively:

	31/12/2017	31/12/2018

Expected volatility (%)	N/A	38.9 to 49.1
Risk-free interest rate (%)	N/A	1.91 to 2.39
Expected life of share options (years)	N/A	3.25 to 6.50
Weighted average share price US$	N/A	2.58

Reebonz Limited estimates expected volatility at the grant dates based on historical volatilities of comparable companies for periods in correspondence to the expected life of share options. Risk–free interest rates are based on zero coupon Singapore risk-free rate for the terms consistent with the expected life of the award at the time of grant. Reebonz Limited has no historical exercise patterns of employee share options as reference. Expected life is based on management’s estimation, which Reebonz Limited believes are representative of future behavior.

The weighted average fair value of options granted during the year ended 31 December 2018 was US$1.04 (31/12/2017: N/A).

The contractual life of options granted on 10 August 2012 have been extended by 2 to 3 years via approval from the Board of Directors in 2017 and 2018 respectively.